Invested Assets and Investment Income - Summary of Total Investment Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment Expenses [line items]
Total investment expenses	$ 1,863	$ 1,980
Related to invested assets [Member]
Investment Expenses [line items]
Total investment expenses	718	633
Related to segregated, mutual and other funds [Member]
Investment Expenses [line items]
Total investment expenses	$ 1,145	$ 1,347